Preferred Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Preferred Stock

NOTE 10.  PREFERRED STOCK

On March 16, 2016, the Company entered into a series of agreements providing for:

•	the issuance and sale of Condor’s Series D Preferred Stock under a private transaction to SREP III Flight-Investco, L.P. (“SREP”), an affiliate of StepStone Group LP;
•	the exchange of all of Condor’s outstanding Series C Preferred Stock for Series D Preferred Stock; and
•	the cash redemption of all of Condor’s outstanding 8% Series A Cumulative Preferred Stock (“Series A Preferred Stock”) and 10% Series B Cumulative Preferred Stock (“Series B Preferred Stock”).

In connection with these transactions, the Company and SREP entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) dated March 16, 2016 pursuant to which Condor issued and sold 3,000,000 shares of Series D Preferred Stock to SREP on the March 16, 2016 for an aggregate purchase price of $30,000. The Stock Purchase Agreement required that $20,147 of the purchase price be deposited into an escrow account for the purpose of effecting the redemption of the Series A and Series B Preferred Stock and that the remaining amount of the purchase price be delivered to Condor.

Simultaneously, the Company entered into the Exchange Agreement with RES pursuant to which all 3,000,000 outstanding shares of Series C Preferred Stock were exchanged for 3,000,000 shares of Series D Preferred Stock. Under the Exchange Agreement, in lieu of payment of accrued and unpaid dividends in the amount of $4,947 on the Series C Preferred Stock, Condor (a) paid to RES an amount of cash equal to $1,484, (b) issued to RES 245,156 shares of Series D Preferred Stock (such that RES, IRSA Inversiones y Representaciones Sociedad Anónima (“IRSA”), and their affiliates do not beneficially own in excess of 49% of the voting stock of Condor) and (c) issued to RES a convertible promissory note, bearing interest at 6.25% per annum, in the principal amount of $1,012 (see Note 7).

Pursuant to the Stock Purchase Agreement, on April 15, 2016, Condor redeemed all of the outstanding Series A and Series B Preferred Stock, in accordance with redemption notices issued on March 16, 2016, as follows:

•

all 803,270 outstanding shares of the Series A Preferred Stock at the redemption price of $10.00 per share plus $2.084940 per share in accrued and unpaid dividends (plus compounded interest) through the redemption date for a total redemption price of $9,707; and

•

all 332,500 outstanding shares of the Series B Preferred Stock at the redemption price of $25.00 per share plus $6.354167 per share in accrued and unpaid dividends through the redemption date for a total redemption price of $10,425.

The effect of these transactions on the Company’s preferred stock and the key terms of the remaining series of the Company’s preferred stock are discussed individually below.

Series A Preferred Stock

On December 30, 2005, the Company offered and sold 1,521,258 shares of Series A Preferred Stock.  At December 31, 2015, 803,270 shares of Series A Preferred Stock remained outstanding until the completion of the redemption on April 15, 2016.

Dividends on the Series A Preferred Stock were cumulative and payable monthly in arrears on the last day of each month, at the annual rate of 8% of the $10.00 liquidation preference per share, equivalent to a fixed annual amount of $.80 per share. The Company was able to redeem the Series A Preferred Stock, in whole or in part, at any time or from time to time for cash at a redemption price of $10.00 per share, plus all accrued and unpaid dividends. Commencing with dividends due on December 31, 2013, the Company suspended payment of dividends on its Series A Preferred Stock to preserve capital and improve liquidity. Unpaid dividends accumulated and bore additional dividends at 8%, compounded monthly. Accumulated but unpaid dividends were $1,452, or $1.807 per share, as of December 31, 2015. These dividends were not reflected as an obligation on the balance sheet.

Holders of the Series A Preferred Stock generally had no voting rights. However, if dividends on the Series A Preferred Stock were in arrears for six consecutive months or nine months (whether or not consecutive) in any twelve-month period, holders of the Series A Preferred Stock, voting together as a single class with all series of preferred stock for which like voting rights are exercisable, were entitled to elect two directors. At the Company’s annual meeting on June 10, 2015, holders of the Series A Preferred Stock and Series B Preferred Stock, voting as one class, elected two directors.  With the issuance of the redemption notices on March 16, 2016 and the redemption funds deposited in escrow, all rights of the holders of the Series A Preferred Stock were terminated with the exception of the right to receive the redemption price, including the right to board representation.

The difference between the recorded value of the Series A Preferred Stock prior to the issuance of the redemption notice and the redemption value of the Series A Preferred Stock plus related expenses, a total of $2,326, was recorded as a reduction of accumulated deficit during the year ended December 31, 2016 as the amount is considered a deemed dividend on the Series A Preferred Stock. Of this amount, $874 was recorded as a reduction of net earnings attributable to common shareholders as the portion of this deemed dividends that was in excess of preferred dividends deducted to arrive at net earnings attributable to common shareholders in previous periods.

Series B Preferred Stock

At December 31, 2015, there were 332,500 shares of Series B Preferred Stock outstanding, originally sold on June 3, 2008, which remained outstanding until the completion of the redemption on April 15, 2016.

Dividends on the Series B Preferred Stock were cumulative and are payable quarterly in arrears on each  March 31, June 30, September 30, and December 31, or, if not a business day, the next succeeding business day, at the annual rate of 10.0% of the $25.00 liquidation preference per share, equivalent to a fixed annual amount of $2.50 per share.  The Company was able to redeem the Series B Preferred Stock, in whole or in part, at any time or from time to time for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends. Also, upon a change of control, each outstanding share of the Company’s Series B Preferred Stock would be redeemed for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends.    Commencing with dividends due on December 31, 2013, the Company suspended payment of dividends on its Series B Preferred Stock to preserve capital and improve liquidity. Unpaid dividends on the Series B Preferred Stock did not bear interest. Unpaid dividends were $1,870 or $5.625 per share, as of December 31, 2015. These dividends were not reflected as an obligation on the balance sheet.

Holders of the Series B Preferred stock generally had no voting rights. However, if the dividends on the Series B Preferred Stock were in arrears for six or more quarterly periods (whether or not consecutive), holders of the Series B Preferred Stock, voting together as a single class with all series of preferred stock for which like voting rights are exercisable, would be entitled to elect two directors.  At the Company’s annual meeting on June 10, 2015, holders of Series A Preferred Stock and Series B Preferred Stock, voting as one class, elected two directors.    With the issuance of the redemption notices on March 16, 2016 and the redemption funds deposited in escrow, all rights of the holders of the Series B Preferred Stock were terminated with the exception of the right to receive the redemption price, including the right to board representation.

The difference between the recorded value of the Series B Preferred Stock prior to the issuance of the redemption notice and the redemption value of the Series B Preferred Stock, a total $2,781, was recorded as a reduction of accumulated deficit during the year ended December 31, 2016 as the amount is considered a deemed dividend on the Series B Preferred Stock.  Of this amount, $911 was recorded as a reduction of net earnings attributable to common shareholders as the portion of this deemed dividend that was in excess of preferred dividends deducted to arrive at net earnings attributable to common shareholders in previous periods.

Series C Preferred Stock and RES Warrants

The Company entered into a Purchase Agreement dated November 16, 2011 for the issuance and sale of Series C Preferred Stock and warrants under a private transaction with RES. In two closings on February 1, 2012 and February 15, 2012, the Company completed the sale to RES of 3,000,000 shares of Series C Preferred Stock and 576,923 warrants to purchase shares of common stock.    All of the Series C Preferred Stock remained outstanding prior to the execution of the Exchange Agreement on March 16, 2016.  The 576,923 warrants remained outstanding at December 31, 2016 with a current exercise price of $12.48 per share (see Note 8) and an expiration date of January 31, 2017.  As discussed further in Subsequent Events (see Note 17), these warrants were exchanged for newly issued warrants in January 2017.

Each of the 3,000,000 shares of Series C Preferred Stock was convertible, in whole or in part, at RES’s option, at any time, but subject to RES’s beneficial ownership limitation, into the number of shares of common stock equal to the $10.00 per share liquidation preference, divided by the conversion price then in effect,  which is equal to the rate of 0.9615385 shares of common stock for each share of Series C Preferred Stock.  As a result of the subscription rights offering concluded on June 6, 2014 (see Note 9), the conversion price was adjusted downward from $52.00 to $10.40, equal to the public offering price of our common stock in the subscription rights offering, where the conversion price remained until the instrument’s extinguishment.  A holder of Series C Preferred Stock would not have conversion rights to the extent the conversion would cause the holder and its affiliates to beneficially own more than 34% of voting stock (the “Beneficial Ownership Limitation”). “Voting stock” means capital stock having the power to vote generally for the election of directors of the Company.  A holder of warrants would similarly not have exercise rights to the extent the exercise of a warrant would cause the holder and its affiliates to own capital stock in an amount exceeding the Beneficial Ownership Limitation.

Each share of Series C Preferred Stock was entitled to a dividend of $0.625 per year payable in equal quarterly dividends. Commencing with dividends due on December 31, 2013, the Company suspended payment of dividends on its Series C Preferred Stock to preserve capital and improve liquidity. Unpaid dividends accumulated and bore additional dividends at 6.25%, compounded quarterly. Accumulated but unpaid dividends were $4,492, or $1.497 per share, as of December 31, 2015. These dividends are not reflected as an obligation on the balance sheet.

The Series C Preferred Stock voted with the common stock as one class, subject to certain voting limitations. For any vote, the voting power of the Series C Preferred Stock was equal to the lesser of: (a) 0.12096 vote per share or (b) an amount of votes per share such that the vote of all shares of Series C Preferred Stock in the aggregate equal 34% of the combined voting power of all the Company voting stock, minus an amount equal to the number of votes represented by the other shares of voting stock beneficially owned by RES and its affiliates.

On March 16, 2016, the Series C Preferred Stock was extinguished under the Exchange Agreement discussed above.  Upon this extinguishment, the difference between the recorded value of the Series C Preferred Stock prior to the exchange and the fair value of the consideration received in the exchange, a total of $20,366, was recorded as a reduction of accumulated deficit as the amount is considered a deemed dividend on the Series C Preferred Stock.  Of this amount, $15,874 was recorded as a reduction of net earnings attributable to common shareholders as the portion of this deemed dividend that was in excess of preferred dividends deducted to arrive at net earnings attributable to common shareholders in previous periods.

Series D Preferred Stock

Following the execution of the Stock Purchase Agreement and Exchange Agreement on March 16, 2016, there were 6,245,156 shares of Series D Preferred Stock outstanding.

The Series D Preferred stockholders rank senior to the Company’s common stock and any other preferred stock issuances and receive preferential cumulative cash dividends at a rate of 6.25% per annum, payable quarterly in arrears on each March 31, June 30, September 30, and December 31, or, if not a business day, the next succeeding business day, of the $10.00 face value per share.  Dividends on the Series D Preferred Stock accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends, whether or not such dividends are declared, and whether or not such dividends are prohibited by agreement. Whenever the dividends on the Series D Preferred Stock are in arrears for four consecutive quarters, then upon notice by holders of in the aggregate not less than 40% of the outstanding Series D Preferred Stock, the Company will (a) take all appropriate action reasonably within its means to maximize the assets legally available for paying such dividends and to monetize such assets (for example, but without limiting the generality of the foregoing, by selling or liquidating all of some of the Company’s assets or by selling the Company as a going concern), (b) pay out of all such assets legally available (including any proceeds from any sale or liquidation of such assets) the maximum possible amount of such unpaid dividends, and (c) thereafter, at any time and from time to time when additional assets of the Company (including any proceeds from any sale or liquidation of such assets) become legally available to pay such unpaid dividends, pay such remaining unpaid dividends until all dividends accumulated on the Series D Preferred Stock have been fully paid.  Dividends on the Series D Preferred Stock were paid on June 30, 2016, September 30, 2016, and January 3, 2017 which included all amounts due through those dates.

Each share of Series D Preferred Stock is convertible, at the option of the holder, at any time into a number of shares of common stock determined by dividing the conversion price of $10.40 into an amount equal to the $10.00 face value per share plus accrued and unpaid dividends, if any. The conversion price is subject to anti-dilution adjustments upon the occurrence of stock splits and stock dividends.  Each outstanding share of Series D Preferred Stock will be converted into a number of shares of common stock determined by dividing the conversion price of $10.40 into the $10.00 face value per share, which is equal to a rate of 0.9615385 shares of common stock for each share of Series D Preferred Stock, automatically upon closing of a Qualified Offering (defined as a single offering of common stock of at least $50,000 or up to three offerings in the aggregate of at least $75,000, all with certain minimum prices per share and a potential make whole payment required in certain scenarios) without any further action by the holders of such shares or the Company.

The Series D Preferred Stock is redeemable by the Company at any time subject to certain restrictions, in whole or in a partial redemption of up to $30,000, at $12.00 per share on or before March 16, 2019, $13.00 per share from March 16, 2019 to March 16, 2020, and $14.00 per share on or after March 16, 2020, plus all accrued and unpaid dividends.  If a Qualified Offering has not occurred on or before September 30, 2021, holders that hold in the aggregate not less than 40% of the outstanding shares of the Series D Preferred Stock have the right to elect to have the Company fully liquidate in a commercially reasonable manner as determined by the Board of Directors of the Company to provide for liquidation distributions to the holders of the Series D Preferred Stock in an amount per share equal to $14.00 in cash plus accrued and unpaid dividends.  Once this right has been exercised and the Company has been notified, the dividend rate on the Series D Preferred Stock after September 30, 2021 will increase from 6.25% per annum to 12.5% per annum. The holders of Series D Preferred Stock vote their Series D Preferred Stock as a single class with the holders of the common stock on all matters submitted to such holders for vote or consent. For each such vote or consent, each share of Series D Preferred Stock entitles the holder to cast one vote for each whole vote (rounded to the nearest whole number) that such holder would be entitled to cast had such holder converted its Series D Preferred Stock into shares of common stock as of the date immediately prior to the record date for determining the shareholders of the Company eligible to vote on any such matter.

The fair value of the Series D Preferred Stock was determined to be equal to its face value on the date of issuance.

As discussed further as a subsequent event (see Note 17), on February 28, 2017, the holders of the Series D Preferred Stock voluntarily converted to common stock.  At the time of conversion, the Series D holders were granted $9,250 of newly created Series E Preferred Stock.

Impact of Preferred Stock on Net Earnings (Loss) Attributable to Common Shareholders

The components of dividends declared and undeclared and in kind dividends deemed on preferred stock are as follows:

	Year ended December 31,
	2016	2015	2014
Preferred A dividends accrued at stated rate	$222	$727	$671
Preferred A additional deemed dividends upon redemption	652	-	-
Preferred B dividends accrued at stated rate	243	831	831
Preferred B additional deemed dividends upon redemption	668	-	-
Preferred C dividends accrued at stated rate	455	2,074	1,950
Preferred C additional deemed dividends at exchange	15,418	-	-
Preferred D dividends accrued at stated rate	3,090	-	-
Dividends declared and undeclared and in kind dividends deemed on preferred stock	$20,748	$3,632	$3,452